Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Hydro One [Member]	Common Shares [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2018	$ 9,622	$ 9,573	$ 5,643	$ 418	$ 56	$ 3,459	$ (3)	$ 49
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	800	796				796		4
Other comprehensive loss (Note 8)	(2)	(2)					(2)
Distributions to noncontrolling interest	(6)							(6)
Contributions from sale of noncontrolling interest (Note 4)	12							12
Dividends on preferred shares	(18)	(18)				(18)
Dividends on common shares	(570)	(570)				(570)
Common shares issued	6	6	18		(12)
Stock-based compensation (Note 27)	5	5			5
Ending balance at Dec. 31, 2019	9,849	9,790	5,661	418	49	3,667	(5)	59
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,794	1,788				1,788		6
Other comprehensive loss (Note 8)	(24)	(24)					(24)
Distributions to noncontrolling interest	(2)							(2)
Contributions from sale of noncontrolling interest (Note 4)	9							9
Dividends on preferred shares	(18)	(18)				(18)
Dividends on common shares	(599)	(599)				(599)
Common shares issued	7	7	17		(10)
Stock-based compensation (Note 27)	8	8			8
Preferred shares redeemed (Note 24)	(418)	(418)		(418)
Ending balance at Dec. 31, 2020	$ 10,606	$ 10,534	$ 5,678	$ 0	$ 47	$ 4,838	$ (29)	$ 72